CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash and cash equivalents	$ 321,897	$ 301,826
Short- term investments	6,005	6,080
Trade receivables (Notes 6 and 19)	8,320	10,055
Inventories (Note 7)	580,068	494,150
Income taxes recoverable (Note 25)	2,281	17,805
Equity securities (Notes 6 and 8)	86,252	76,532
Fair value of derivative financial instruments (Notes 6 and 21)	9,519	180
Other current assets (Note 9A)	179,218	165,824
Total current assets	1,193,560	1,072,452
Non- current assets:
Goodwill (Notes 23 and 24)	407,792	407,792
Property, plant and mine development (Notes 10 and 13)	7,003,665	6,234,302
Other assets (Note 9B)	184,868	138,297
Total assets	8,789,885	7,852,843
Current liabilities:
Accounts payable and accrued liabilities (Note 11)	345,572	310,597
Reclamation provision (Note 12)	12,455	5,411
Interest payable	16,752	16,531
Income taxes payable (Note 25)	26,166	18,671
Lease obligations (Note 13)	14,693	1,914
Current portion of long-term debt (Note 14)	360,000
Fair value of derivative financial instruments (Notes 6 and 21)		8,325
Total current liabilities	775,638	361,449
Non-current liabilities:
Long-term debt	1,364,108	1,721,308
Lease obligations (Note 13)	102,135
Reclamation provision (Note 12)	427,346	380,747
Deferred income and mining tax liabilities (Note 25)	948,142	796,708
Other liabilities (Note 15)	61,002	42,619
Total liabilities	3,678,371	3,302,831
EQUITY
Outstanding - 240,167,790 common shares issued, less 548,755 shares held in trust	5,589,352	5,362,169
Stock options (Notes 16 and 17)	180,160	197,597
Contributed surplus	37,254	37,254
Deficit	(647,330)	(988,913)
Other reserves (Note 18)	(47,922)	(58,095)
Total equity	5,111,514	4,550,012
Total liabilities and equity	8,789,885	7,852,843
Commitments and contingencies (Note 28)